Vessels Under Construction (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Long-term Purchase Commitment [Line Items]
Loss Contingency, Receivable, Proceeds		$ 44,890	$ 0
Payments made towards commitments for construction of certain carriers and tankers		0		$ 86,942
Teekay LNG
Long-term Purchase Commitment [Line Items]
Loss Contingency, Receivable, Proceeds		45,000
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		245,605
Estimated remaining payments required to be made under newbuilding contract in 2019		9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years		27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years		13,678
Unrecorded Unconditional Purchase Obligation		296,207
Consolidated Entities [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Expected cost of project	$ 61,000
Estimated remaining payments required to be made under newbuilding contract remainder of 2018		4,416
Estimated remaining payments required to be made under newbuilding contract in 2019		9,733
Unrecorded Unconditional Purchase Obligation, Due within Three Years		27,191
Unrecorded Unconditional Purchase Obligation, Due within Four Years		13,678
Unrecorded Unconditional Purchase Obligation		55,018
Equity Method Investments [Member] | Teekay LNG
Long-term Purchase Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed		241,189
Estimated remaining payments required to be made under newbuilding contract in 2019		0
Unrecorded Unconditional Purchase Obligation, Due within Three Years		0
Unrecorded Unconditional Purchase Obligation, Due within Four Years		0
Unrecorded Unconditional Purchase Obligation		241,189
Equity Method Investments [Member] | Supply Commitment | Teekay LNG | Newbuildings
Long-term Purchase Commitment [Line Items]
Credit facility, maximum borrowing capacity		$ 188,000